PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 99.4%
Common Stocks
Australia 3.3%
Goodman Group, REIT	605,103	$8,855,718
Ingenia Communities Group, REIT	1,255,348	4,116,287
National Storage REIT, REIT	6,001,984	10,495,167
Scentre Group, REIT	6,687,211	13,703,721
		37,170,893
Belgium 2.0%
Aedifica SA, REIT	47,947	4,978,120
Cofinimmo SA, REIT	21,793	2,452,565
Shurgard Self Storage SA	144,089	7,432,267
VGP NV	41,992	7,375,310
		22,238,262
Canada 2.7%
Boardwalk Real Estate Investment Trust, REIT	105,174	4,011,322
InterRent Real Estate Investment Trust, REIT	785,755	8,222,340
Summit Industrial Income REIT, REIT	1,250,746	18,196,398
		30,430,060
Finland 0.9%
Kojamo OYJ	581,369	10,371,261
France 0.6%
Klepierre SA, REIT*	316,525	7,033,202
Germany 0.4%
Vonovia SE	145,129	4,835,672
Hong Kong 4.4%
CK Asset Holdings Ltd.	1,204,538	8,527,805
Hongkong Land Holdings Ltd.	217,552	1,130,849
Link REIT, REIT	2,407,498	20,161,180
Sun Hung Kai Properties Ltd.	929,993	11,101,455
Swire Properties Ltd.	3,013,645	7,180,704
Wharf Real Estate Investment Co. Ltd.	368,700	1,641,160
		49,743,153
Japan 10.8%
Daiwa House REIT Investment Corp., REIT	2,363	5,687,259

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
GLP J-REIT, REIT	9,144	$12,025,770
Invincible Investment Corp., REIT	36,433	11,461,187
Japan Hotel REIT Investment Corp., REIT	15,675	8,134,626
Japan Metropolitan Fund Investment Corp., REIT	15,342	12,502,066
Mitsubishi Estate Co. Ltd.	526,907	7,825,420
Mitsui Fudosan Co. Ltd.	1,126,306	25,172,300
Nippon Accommodations Fund, Inc., REIT	1,290	6,740,704
Nippon Building Fund, Inc., REIT	2,744	14,556,230
Nomura Real Estate Master Fund, Inc., REIT	8,986	11,257,575
Tokyu Fudosan Holdings Corp.	1,050,019	5,690,003
		121,053,140
Singapore 3.9%
Ascendas Real Estate Investment Trust, REIT	4,597,962	9,896,925
CapitaLand Integrated Commercial Trust, REIT	4,978,336	7,864,380
Capitaland Investment Ltd.	4,430,194	12,605,358
Digital Core REIT Management Pte Ltd., REIT*	4,971,288	4,331,597
Lendlease Global Commercial REIT, REIT	14,289,723	8,650,310
		43,348,570
Sweden 1.2%
Fastighets AB Balder (Class B Stock)*	176,043	1,124,576
Pandox AB*	737,942	10,822,053
Samhallsbyggnadsbolaget i Norden AB(a)	935,616	1,736,001
		13,682,630
United Kingdom 6.6%
Big Yellow Group PLC, REIT	659,132	11,433,730
British Land Co. PLC (The), REIT	619,281	3,723,577
Capital & Counties Properties PLC, REIT	2,352,964	4,262,734
Grainger PLC	2,182,379	7,887,512
Land Securities Group PLC, REIT	1,004,860	8,979,465
Segro PLC, REIT	1,712,668	22,912,059
Tritax Big Box REIT PLC, REIT	4,902,808	11,795,757
UNITE Group PLC (The), REIT	233,810	3,333,502
		74,328,336
United States 62.6%
Acadia Realty Trust, REIT	126,210	2,161,977
Agree Realty Corp., REIT	192,458	15,317,732
American Homes 4 Rent (Class A Stock), REIT	400,276	15,162,455

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Americold Realty Trust, Inc., REIT	304,913	$9,985,901
Brixmor Property Group, Inc., REIT	222,976	5,168,584
Camden Property Trust, REIT	156,861	22,133,087
Community Healthcare Trust, Inc., REIT	216,918	8,448,956
CubeSmart, REIT	481,657	22,093,607
Digital Realty Trust, Inc., REIT	247,312	32,756,474
EPR Properties, REIT	554,304	29,827,098
Equinix, Inc., REIT	31,520	22,181,885
Equity LifeStyle Properties, Inc., REIT	375,912	27,637,050
Equity Residential, REIT	594,285	46,586,001
Essential Properties Realty Trust, Inc., REIT	412,095	9,939,731
Essex Property Trust, Inc., REIT	82,950	23,767,664
Extra Space Storage, Inc., REIT	78,111	14,803,597
Gaming & Leisure Properties, Inc., REIT	3,844	199,850
Global Medical REIT, Inc., REIT	284,280	3,462,530
Healthcare Realty Trust, Inc., REIT	877,015	23,021,644
Host Hotels & Resorts, Inc., REIT	607,008	10,810,812
Invitation Homes, Inc., REIT	221,924	8,661,694
Kimco Realty Corp., REIT	984,849	21,775,011
Kite Realty Group Trust, REIT	460,070	9,150,792
Life Storage, Inc., REIT	206,819	26,036,444
Mid-America Apartment Communities, Inc., REIT	20,994	3,899,216
National Retail Properties, Inc., REIT	244,488	11,640,074
NETSTREIT Corp., REIT	442,051	9,062,046
Park Hotels & Resorts, Inc., REIT	54,178	844,635
Prologis, Inc., REIT	693,281	91,901,329
Public Storage, REIT	113,219	36,955,814
Rexford Industrial Realty, Inc., REIT	298,484	19,523,838
Simon Property Group, Inc., REIT	137,823	14,973,091
Spirit Realty Capital, Inc., REIT	335,695	14,884,716
Sun Communities, Inc., REIT	85,699	14,051,208
UDR, Inc., REIT	444,185	21,498,554
Welltower, Inc., REIT(a)	612,573	52,889,553
		703,214,650

Total Long-Term Investments (cost $980,092,538)		1,117,449,829
Short-Term Investments 0.9%
Affiliated Mutual Fund 0.3%
PGIM Institutional Money Market Fund (cost $3,455,656; includes $3,407,609 of cash collateral for securities on loan)(b)(we)	3,459,282	3,455,822

PGIM Global Real Estate Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value

Unaffiliated Fund 0.6%
Dreyfus Government Cash Management (Institutional Shares) (cost $6,901,105)	6,901,105	$6,901,105

Total Short-Term Investments (cost $10,356,761)		10,356,927

TOTAL INVESTMENTS 100.3% (cost $990,449,299)		1,127,806,756
Liabilities in excess of other assets (0.3)%		(3,230,844)

Net Assets 100.0%		$1,124,575,912

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,414,339; cash collateral of $3,407,609 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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